Revenue - Breakdown by segment (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Revenue breakdown
Revenue		¥ 1,023,670	$ 148,401	¥ 996,347	¥ 941,168
Unallocated
Revenue breakdown
Revenue		2,340		1,924	1,297
Inter-segment elimination
Revenue breakdown
Revenue	[1]	(89,556)		(102,632)	(76,741)
Customer management services
Revenue breakdown
Revenue	[2]	459,917		424,877	386,571
Alibaba China E-commerce Group | Total segments
Revenue breakdown
Revenue		554,217		508,380	490,101
Alibaba China E-commerce Group | E-commerce | Total segments
Revenue breakdown
Revenue	[3]	449,385		430,491	418,770
Alibaba China E-commerce Group | E-commerce | Customer management services | Total segments
Revenue breakdown
Revenue	[3]	343,867		326,769	307,950
Alibaba China E-commerce Group | E-commerce | Direct sales and others | Total segments
Revenue breakdown
Revenue	[4]	105,518		103,722	110,820
Alibaba China E-commerce Group | Quick Commerce | Total segments
Revenue breakdown
Revenue	[5]	78,520		53,588	50,852
Alibaba China E-commerce Group | Wholesale | Total segments
Revenue breakdown
Revenue	[6]	26,312		24,301	20,479
International Digital Commerce Group | Total segments
Revenue breakdown
Revenue		144,170		132,300	102,598
International Digital Commerce Group | Retail | Total segments
Revenue breakdown
Revenue	[7]	117,731		108,465	81,654
International Digital Commerce Group | Wholesale | Total segments
Revenue breakdown
Revenue	[8]	26,439		23,835	20,944
Cloud intelligence group | Total segments
Revenue breakdown
Revenue	[9]	158,132		118,028	106,374
All others | Total segments
Revenue breakdown
Revenue	[10]	¥ 254,367		¥ 338,347	¥ 317,539

[1]	Inter-segment elimination consisted of revenue primarily from Cloud Intelligence Group and Cainiao.
[2]	Customer management services mainly include CPC, CPM, time-based and CPS marketing and software services.
[3]	Revenue from China commerce retail is primarily generated from Alibaba China E-commerce Group and includes primarily revenue from customer management services, sales of goods and logistics services.
[4]	Revenue from direct sales, logistics and other revenue under Alibaba China E-commerce Group primarily represents direct sales businesses of Tmall Supermarket, Tmall Global and other businesses, and primarily consists of revenue from sales of goods, as well as logistics services.
[5]	Revenue from Quick commerce is primarily generated through “Taobao Instant Commerce” and the Ele.me app. Quick commerce revenue is net of subsidies that are contra revenue, and includes primarily revenue from logistics services and customer management services.
[6]	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and related value-added services and customer management services.
[7]	Revenue from International commerce retail is primarily generated from AliExpress, Trendyol and Lazada and includes revenue from customer management services, logistics services and sales of goods.
[8]	Revenue from International commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and related value-added services and customer management services.
[9]	Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
[10]	Revenue from All others represented revenue from businesses including Freshippo, Cainiao, Alibaba Health, Hujing Digital Media and Entertainment Group, Amap, Qwen Consumer Business Group, Lingxi Games, DingTalk, Sun Art, Intime and other businesses. Revenue within All others includes primarily revenue from sales of goods, and logistics services. During the year ended March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. The sale of Intime was fully completed during the year ended March 31, 2026. Details of the disposals are set out in Note 4(c) and Note 4(d) respectively.